Income taxes - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Income Taxes [Abstract]
Applicable statutory tax rate	26.90%	27.00%
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	$ (3,704)	$ (3,463)	$ (3,044)
Non-capital tax loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carryforward	357	215
Deferred tax asset	69	31	$ 129
Unused tax losses for which no deferred tax asset recognised	94	93
Unused tax loss carryforward	357	215
Non-capital Loss Carryforwards With Deferred Tax Asset
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carryforward	263	122
Unused tax loss carryforward	263	122
Capital loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carryforward	64	734
Unused tax loss carryforward	$ 64	$ 734